Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2023
Statement [LineItems]
Summary of Exposure to Foreign Currency Risk
The Group’s exposure to foreign currency risk at the end of the reporting period, expressed in Australian dollar, was as follows:

		June 30, 2023		June 30, 2022
	DKK	USD	EUR	USD	EUR
Cash in bank	—	2,992,306	27,753,499	11,897,759	42,964,345
Trade and other receivables	—	125,024	4,265,992	15,568	4,094,262
Trade and other payables	(179,329)	(1,484,954)	(4,271,655)	(1,068,539)	(1,717,675)

Summary of Credit Quality of Cash and Cash Equivalents and Receivables

	June 30, 2023	June 30, 2022
	$	$
Cash at bank and short-term bank deposits excluding restricted cash
Minimum rating of A	123,417,716	79,995,129

Summary of Contractual Undiscounted Cash Flows
The amounts disclosed in the table are the contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

Contractual maturities of financial liabilities	Less than 12 months	Between 1 and 5 years	More than 5 years	Total contractual cash flows	Carrying Amount (assets) / liabilities
At June 30, 2023	$	$	$	$	$
Non-Derivatives
Trade and other payables	9,024,600	—	—	9,024,600	9,024,600
Convertible note liability (refer note 16)	—	1,117,255	—	1,117,255	835,446
Lease liability	194,688	212,952	—	407,640	392,822

	9,219,288	1,330,207	—	10,549,495	10,252,868

Contractual maturities of financial liabilities	Less than 12 months	Between 1 and 5 years	More than 5 years	Total contractual cash flows	Carrying Amount (assets) / liabilities
At June 30, 2022	$	$	$	$	$
Non-Derivatives
Trade and other payables	5,752,188	—	—	5,752,188	5,752,188
Convertible note liability (refer note 16)	—	2,234,510	—	2,234,510	1,452,950
Lease liability	178,510	108,706	—	287,216	280,869

	5,930,698	2,343,216	—	8,273,914	7,486,007

Summary of Financial Assets and Financial Liabilities Measured and Recognized at Fair Value
The following table presents the Group’s financial assets and financial liabilities measured and recognized at fair value at June 30, 2023 and June 30, 2022 on a recurring basis:

At June 30, 2023	Level 1 $	Level 2 $	Level 3 $	Total $
Liabilities
Convertible note liability	—	—	835,446	835,446
Warrant liability	—	—	—	—

Total liabilities	—	—	835,446	835,446

At June 30, 2022	Level 1 $	Level 2 $	Level 3 $	Total $
Liabilities
Convertible note liability	—	—	1,452,950	1,452,950
Warrant liability	—	131,896	—	131,896

Total liabilities	—	131,896	1,452,950	1,584,846

Summary Of Information About Quantitative Information Of Significant Inputs In Fair Value Measurements
The following table summarizes the quantitative information about the significant inputs used in level 3 fair value measurements:

Description	Fair Value at June 30, 2023 $	Unobservable inputs	Range of inputs
Convertible note	835,446	Face Value	859,427
		Interest Rate of Note	3%
		Risk adjusted Interest rate	15%